Share based compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
(a) Restricted Share Unit (“RSU”)

In April 2025, the Company granted an aggregated number of 214,500 RSUs under 2022 Share Incentive Plan to an employee, which were immediately fully vested upon grant date and these RSUs had been fully exercised as of June 30, 2025.

The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2025:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2025	11,863,038	0.31	4.04
Granted (new RSUs)	214,500	—	1.12
Forfeited	(22,587)	—	2.02
Exercised	(4,203,626)	0.07	7.31
Outstanding at June 30, 2025	7,851,325	0.43	4.13	7.25	18,193
Exercisable as of June 30, 2025	7,105,155	0.51	3.12	7.49	15,962

Total intrinsic value of RSUs exercised was US$23,017 for the six months ended June 30, 2025.

The fair value of the RSUs granted for the six months ended June 30, 2025 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2025
Volatility (1)	44.12% - 46.55%
Expected dividend yield (2)	0.0%
Fair value of underlying ordinary share (3)	US$1.24
Expected terms (4)	10 years

(1) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.

(2) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(3) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(4) Expected term is the contract life of the RSUs.

(b) Options

In January and February 2025, the Company granted an aggregate number of 4,500,000 share options under 2022 Share Incentive Plan to employees. The share options vest under one of the following two approaches:

•40%, 30%, 30% of the grants vest over three years for each year of service provided.
•30%, 40%, 40% of the grants vest over three years for each year of service provided.
The following table summarizes activities of the options for the six months ended June 30, 2025:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years
Outstanding at January 1, 2025	15,935,056	6.65	2.57
Granted	4,500,000	0.50	1.69
Forfeited	(284,805)	0.83	1.32
Exercised	(325,714)	0.50	1.22
Outstanding at June 30, 2025	19,824,537	5.44	2.40	7.64
Exercisable as of June 30, 2025	13,300,149	7.78	2.61	6.76

Total intrinsic value of options exercised was US$221 for the six months ended June 30, 2025.

The fair value of the options granted for the six months ended June 30, 2025 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2025
Risk-free rate of return (1)	4.58%
Volatility (2)	47.34%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$2.11
Expected terms (5)	10 years

(1) The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.

(2) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.

(3) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(4) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(5) Expected term is the contract life of the option awards.

Compensation expenses recognized for RSUs and options for the six months ended June 30, 2024 and 2025 were allocated as follows.

	Six Months Ended June 30,
	2024	2025
Research and development expenses	2,210	1,141
Selling, general and administrative expenses	7,663	5,334
Total	9,873	6,475

As of June 30, 2025, US$7,441 of the total unrecognized compensation expense related to RSUs and options is expected to be recognized over a weighted-average period of 3.1 years. The above table does not include share-based compensation expense of US$29 for the six months ended June 30, 2025 in respect of certain Performance Share Units (“PSUs”).